[GRAPHIC OMITTED]
                                                       Deutsche Asset Management

                                                               Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2001

                                                                      Investment

Equity 500 Index Fund


                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             Deutsche Bank Group

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .................................... 3
              PERFORMANCE COMPARISON .................................... 5

              EQUITY 500 INDEX FUND INVESTMENT
                 Statement of Assets and Liabilities .................... 6
                 Statement of Operations ................................ 7
                 Statements of Changes in Net Assets .................... 8
                 Financial Highlights ................................... 9
                 Notes to Financial Statements ..........................10

              EQUITY 500 INDEX PORTFOLIO
                 Schedule of Portfolio Investments ......................12
                 Statement of Assets and Liabilities ....................18
                 Statement of Operations ................................19
                 Statements of Changes in Net Assets ....................20
                 Financial Highlights ...................................21
                 Notes to Financial Statements ..........................22


                      -----------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                      -----------------------------------

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Equity 500 Index Fund Investment (the `Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
The S&P 500 Index declined 6.70% for the six months ended June 30, 2001, but within the semi-annual period saw divergent performance between the first and second quarters.

During the first quarter, the S&P 500 Index declined 11.86%, as large capitalization equities continued the poor performance seen in 2000.

Despite three interest rate cuts by the Federal Reserve Board from January through March 2001, the sharp inventory correction in the Information Technology and Telecommunications sectors broadened to impact most industries and many companies' earnings estimates.

 TEN LARGEST STOCK HOLDINGS
 As of June 30, 2001
 (percentages are based on total net assets of the Portfolio)
--------------------------------------------------------------------------------
  General Electric Co. ............................4.31%
  Microsoft Corp. .................................3.50
  Exxon Mobil Corp. ...............................2.68
  Citigroup Inc. ..................................2.37
  Pfizer, Inc. ....................................2.25
  AOL Time Warner Inc. ............................2.11
  Wal-Mart Stores Inc. ............................1.95
  American International Group Inc. ...............1.77
  Intel Corp. .....................................1.76
  International Business Machines Corp. ...........1.75

INVESTMENT REVIEW
The Fund was rated a 4-star Overall Morningstar Rating(TM) based on its risk-adjusted performance as of June 30, 2001, out of 4,473 Domestic Equity Funds.1*

                                                                CUMULATIVE                        AVERAGE ANNUAL
                                                             TOTAL RETURNS                         TOTAL RETURNS
   Periods Ended           6 Months   1 Year   3 Years   5 Years     Since   1 Year  3 Years   5 Years     Since
   June 30, 2001                                                 Inception                             Inception
----------------------------------------------------------------------------------------------------------------
 Equity 500 Index Fund
   Investment 1
   (inception 12/31/92)       (6.87)%  (15.06)%  11.33%   94.55%   224.93%   (15.06)%   3.64%    14.24%   14.88%
-----------------------------------------------------------------------------------------------------------------
 S&P 500 Index 2              (6.70)%  (14.83)%  12.13%   96.59%   232.12%4  (14.83)%   3.89%    14.48%   15.17%4
-----------------------------------------------------------------------------------------------------------------
 Lipper S&P 500 Index
   Funds Average 3            (6.97)%  (15.16)%  10.50%   92.25%   221.45%4  (15.16)%   3.38%    13.96%   14.72%4
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the S&P 500 Index closely enough to track its performance.
* Morningstar(R) proprietary ratings on US-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from the Fund's three-, five-, and ten-year (if applicable) average annual returns in excess of 90-day US Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day US Treasury bill returns. The Overall Morningstar Rating(TM) is a weighted average of the Fund's three-, five- and ten-year (if applicable) risk-adjusted performance. The Fund received three stars for the three-year period and four stars for the five-year period and was rated among 4,473 and 2,722 Domestic Equity Funds, respectively. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The Fund was rated exclusively against US-domiciled funds. Ratings are for the Investment class only; other classes may vary.
2 "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Fund's investment advisor. The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's return.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
4 Since Inception benchmark returns are for the period beginning December 31, 1992.

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

 SECTOR ALLOCATION
 As of June 30, 2001
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------
   Information Technology ..................... 18.45%
   Financials ................................. 17.98
   Consumer Discretionary ..................... 13.30
   Health Care ................................ 12.85
   Industrials ................................ 11.41
   Consumer Staples ...........................  7.59
   Energy .....................................  6.61
   Telecommunication Services .................  5.57
   Utilities ..................................  3.72
   Materials ..................................  2.52
                                               ------
                                               100.00%
                                               ======

o During the second quarter, the S&P 500 Index rose 5.85%, rebounding for the first positive quarterly performance since the first quarter of 2000.
o Equities responded favorably to three additional interest rate cuts from April through June by the Federal Reserve Board. The six interest rate reductions, which as of June 30 totaled 2.75%, qualify as the most concentrated effort to rejuvenate the US economy in the central bank's history.
o Within the large capitalization sector, growth-oriented stocks outperformed value-oriented stocks during the second quarter for the first time since the second quarter of 2000.
o For the semi-annual period overall, large-cap stocks underperformed mid-cap and small-cap stocks, and within the large-cap sector, value-oriented stocks outperformed growth-oriented stocks.

Sector performance was generally negative across the board during the first quarter, but was much more balanced during the second quarter.
o Information Technology and Capital Goods led the decline during the first quarter, but both of these sectors rebounded strongly to produce the best performance of the second quarter.
o Still, throughout the semi-annual period, the worst performing individual stocks in the S&P 500 Index all came from the Information Technology and Telecommunications Services sectors.
o S&P 500 Index additions and deletions were rather moderate with only 13 changes throughout the semi-annual period, following a record number of 58 additions and deletions to the index for the year 2000.

MANAGER OUTLOOK
As an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

In our view, equity markets must still contend with a weak near-term profit outlook, as sluggish economic growth and narrowing corporate profit margins continue to weigh heavily on companies' bottom lines. We believe that conditions should start to improve for the equity markets as the economy rebounds, but nothing like the nirvana that propelled equity returns in the late 1990s boom is apt to reemerge. Indeed, if the US is unable to return fully to the elevated growth rates of recent years, the revival in the equity markets could be limited to historically trend-like gains. It should be noted that these gains have still outperformed those of bonds, savings equivalents and inflation over the long term--not without interruption or greater risks to one's portfolio to be sure, but have produced the best returns over time nonetheless.

As always, we appreciate your ongoing support of Equity 500 Index Fund Investment, and we look forward to continuing to serve your investment needs for many years to come.

/S/ JAMES A. CREIGHTON
James A. Creighton
Chief Investment Officer--Global Indexing
EQUITY 500 INDEX PORTFOLIO
June 30, 2001

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

                               [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Equity 500 Index Fund Investment, S&P 500 Index and Lipper S&P 500 Index Funds Average Growth of a $10,000 Investment (since December 31, 1992)2

               Equity 500 Index                       Lipper S&P 500 Index
               Fund Investment     S&P 500 Index 3       Funds Average 4
12/31/92          $10,000            $10,000               $10,000
1/31/93            10,080             10,083.6              10,078
2/28/93            10,210             10,221                10,213
3/31/93            10,420             10,436.7              10,425
4/30/93            10,184             10,184.4              10,168
5/31/93            10,445             10,456.9              10,433
6/30/93            10,465             10,487.5              10,459
7/31/93            10,410             10,445.3              10,412
8/31/93            10,794             10,841.6              10,799
9/30/93            10,713             10,758.5              10,717
10/31/93           10,931             10,981                10,935
11/30/93           10,830             10,876.4              10,827
12/31/93           10,953             11,007.9              10,954
1/31/94            11,316             11,382.1              11,319
2/28/94            11,005             11,073.2              11,005
3/31/94            10,539             10,590.4              10,525
4/30/94            10,675             10,726.2              10,659
5/31/94            10,851             10,902.2              10,829
6/30/94            10,581             10,635                10,562
7/31/94            10,924             10,984.2              10,905
8/31/94            11,373             11,434.6              11,344
9/30/94            11,093             11,155                11,062
10/31/94           11,332             11,405.6              11,309
11/30/94           10,911             10,990.2              10,897
12/31/94           11,079             11,153.2              11,056
1/31/95            11,357             11,442.5              11,338
2/28/95            11,806             11,888.4              11,775
3/31/95            12,148             12,239.2              12,117
4/30/95            12,511             12,599.6              12,469
5/31/95            13,006             13,103.2              12,958
6/30/95            13,307             13,407.5              13,254
7/31/95            13,739             13,852.1              13,688
8/31/95            13,782             13,887                13,719
9/30/95            14,351             14,473                14,288
10/31/95           14,306             14,421.3              14,238
11/30/95           14,926             15,054.4              14,856
12/31/95           15,194             15,344.4              15,134
1/31/96            15,711             15,866.4              15,642
2/29/96            15,853             16,014                15,777
3/31/96            16,007             16,167.9              15,931
4/30/96            16,238             16,406.2              16,160
5/31/96            16,646             16,829.8              16,565
6/30/96            16,702             16,893.5              16,629
7/31/96            15,964             16,147.2              15,893
8/31/96            16,297             16,487.8              16,220
9/30/96            17,212             17,416.3              17,125
10/31/96           17,689             17,896.2              17,595
11/30/96           19,018             19,248.9              18,912
12/31/96           18,662             18,867.5              18,534
1/31/97            19,815             20,046.2              19,680
2/28/97            19,962             20,203.3              19,828
3/31/97            19,140             19,373.2              19,005
4/30/97            20,286             20,529.8              20,132
5/31/97            21,524             21,779.7              21,350
6/30/97            22,482             22,757                22,301
7/31/97            24,271             24,566.6              24,058
8/31/97            22,904             23,190.1              22,714
9/30/97            24,150             24,459.8              23,943
10/31/97           23,345             23,642.9              23,143
11/30/97           24,413             24,737.4              24,197
12/31/97           24,825             25,162.3              24,608
1/31/98            25,109             25,440.6              24,878
2/28/98            26,911             27,275.5              26,659
3/31/98            28,275             28,672.5              28,010
4/30/98            28,544             28,960.7              28,286
5/31/98            28,042             28,462.9              27,791
6/30/98            29,187             29,619.3              28,911
7/31/98            28,875             29,303.7              28,599
8/31/98            24,716             25,073.5              24,465
9/30/98            26,303             26,672.8              26,027
10/31/98           28,452             28,843                28,139
11/30/98           30,163             30,592.4              29,840
12/31/98           31,920             32,353.3              31,570
1/31/99            33,197             33,706.2              32,872
2/28/99            32,168             32,658.6              31,843
3/31/99            33,458             33,966.3              33,104
4/30/99            34,740             35,280.6              34,365
5/31/99            33,901             34,447.2              33,541
6/30/99            35,784             36,359.2              35,389
7/31/99            34,667             35,223.9              34,283
8/31/99            34,487             35,049.7              34,098
9/30/99            33,530             34,088.8              33,157
10/31/99           35,645             36,246                35,246
11/30/99           36,363             36,990.8              35,945
12/31/99           38,493             39,161.2              38,057
1/31/00            36,552             37,193.4              36,135
2/29/00            35,856             36,489.3              35,438
3/31/00            39,338             40,059.1              38,883
4/30/00            38,152             38,853.8              37,704
5/31/00            37,342             38,056.7              36,921
6/30/00            38,253             38,994.9              37,813
7/31/00            37,659             38,385.2              37,235
8/31/00            39,994             40,769.5              39,535
9/30/00            37,879             38,617.2              37,441
10/31/00           37,707             38,453.9              37,275
11/30/00           34,727             35,422.2              34,336
12/31/00           34,891             35,596                34,505
1/31/01            36,113             36,858                35,714
2/28/01            32,824             33,498                32,459
3/31/01            30,734             31,376                30,397
4/30/01            33,107             33,814                32,745
5/31/01            33,319             34,040                32,953
6/30/01            32,493             33,212                32,145


                                                    AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                       1 Year    3 Years     5 Years       Since
   June 30, 2001                                                      12/31/92 2
--------------------------------------------------------------------------------
 Equity 500 Index Fund Investment      (15.06)%     3.64%      14.24%     14.88%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date.
3 The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                          JUNE 30, 2001
ASSETS
   Investment in Equity 500 Index Portfolio, at value ...................  $690,494,887
   Receivable for capital shares sold ...................................       913,856
   Prepaid expenses and other ...........................................        12,505
                                                                           ------------
Total assets ............................................................   691,421,248
                                                                           ------------
LIABILITIES
   Payable for capital shares redeemed ..................................       868,321
   Due to administrator .................................................       109,080
   Accrued expenses and other ...........................................        48,183
                                                                           ------------
   Total liabilities ....................................................     1,025,584
                                                                           ------------
   Net Assets ...........................................................  $690,395,664
                                                                           ============
COMPOSITION OF NET ASSETS
   Paid-in capital ......................................................  $384,875,458
   Undistributed net investment income ..................................     1,822,028
   Accumulated net realized gain from investment and futures transactions    29,961,279
   Net unrealized appreciation on investments and futures contracts .....   273,736,899
                                                                           ------------
NET ASSETS ..............................................................  $690,395,664
                                                                           ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ...............................     4,941,771
                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ...........................  $     139.71
                                                                           ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                           FOR THE SIX
                                                                          MONTHS ENDED
                                                                         JUNE 30, 2001
INVESTMENT INCOME
   Income allocated from the Equity 500 Index Portfolio, net ...........  $  4,527,046
                                                                          ------------
EXPENSES
   Administration and services fees ....................................     1,110,337
   Printing and shareholder reports ....................................        15,616
   Professional fees ...................................................        14,597
   Registration fees ...................................................        14,447
   Trustees fees .......................................................         4,248
   Miscellaneous .......................................................         1,310
                                                                          ------------
Total expenses .........................................................     1,160,555
Less: fee waivers and/or expense reimbursements ........................      (413,476)
                                                                          ------------
Net expenses ...........................................................       747,079
                                                                          ------------
NET INVESTMENT INCOME ..................................................     3,779,967
                                                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain from investment transactions ......................    27,680,106 1
   Net realized loss from futures transactions .........................      (372,582)
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts .................................   (88,841,367)
                                                                          ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ..   (61,533,843)
                                                                          ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .............................  $(57,753,876)
                                                                          ============

--------------------------------------------------------------------------------
1 Net realized gain from investment transactions includes a loss of $ 2,015,570 from the redemption in-kind which took place on April 12, 2001.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX             FOR THE
                                                                  MONTHS ENDED          YEAR ENDED
                                                               JUNE 30, 2001 1   DECEMBER 31, 2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ....................................  $     3,779,967   $     9,266,828
   Net realized gain from investment and
     futures transactions ...................................       27,307,524       144,452,364
   Net change in unrealized appreciation/depreciation
     on investments and futures contracts ...................      (88,841,367)     (233,897,788)
                                                               ---------------   ---------------
Net decrease in net assets from operations ..................      (57,753,876)      (80,178,596)
                                                               ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ....................................       (2,010,515)       (9,439,568)
   Net realized gain from investment and futures transactions               --       (74,336,404)
                                                               ---------------   ---------------
Total distributions .........................................       (2,010,515)      (83,775,972)
                                                               ---------------   ---------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares ............................      205,255,300       519,228,080
   Dividend reinvestments ...................................        1,811,935        78,545,571
   Redemption in-kind .......................................      (39,100,700)               --
   Cost of shares redeemed ..................................     (236,073,141)     (651,906,283)
                                                               ---------------   ---------------
Net decrease in net assets from capital share transactions ..      (68,106,606)      (54,132,632)
                                                               ---------------   ---------------
TOTAL DECREASE IN NET ASSETS ................................     (127,870,997)     (218,087,200)
NET ASSETS
   Beginning of period ......................................      818,266,661     1,036,353,861
                                                               ---------------   ---------------
   End of period (including undistributed net investment
     income of $1,822,028 and $52,576, respectively) ........  $   690,395,664   $   818,266,661
                                                               ===============   ===============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                    FOR THE SIX
                                   MONTHS ENDED
                                       JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                         2001 1          2000         1999          1998          1997         1996
PER SHARE OPERATING PERFORMANCE:2
NET ASSET VALUE,
   BEGINNING OF PERIOD ...............  $150.42       $183.48      $155.96       $124.95       $ 99.06       $82.92
                                        -------       -------      -------       -------       -------       ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income .............     0.74          1.72         1.98          1.84          1.81         1.80
   Net realized and unrealized
     gain (loss) on investments
     and futures contracts ...........   (11.07)       (18.16)       29.81         33.55         30.59        16.98
                                        -------       -------      -------       -------       -------       ------
Total from investment
   operations ........................   (10.33)       (16.44)       31.79         35.39         32.40        18.78
                                        -------       -------      -------       -------       -------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............    (0.38)        (1.75)       (1.94)        (1.84)        (1.78)       (1.80)
   Net realized gain from
     investment and
     futures transactions ............       --        (14.87)          --         (2.54)        (4.73)       (0.84)
   In excess of net realized gain ....       --            --        (2.33)           --            --           --
                                        -------       -------      -------       -------       -------       ------
Total distributions ..................    (0.38)       (16.62)       (4.27)        (4.38)        (6.51)       (2.64)
                                        -------       -------      -------       -------       -------       ------
NET ASSET VALUE,
   END OF PERIOD .....................  $139.71       $150.42      $183.48       $155.96       $124.95       $99.06
                                        =======       =======      =======       =======       =======       ======
TOTAL INVESTMENT RETURN ..............    (6.87)%       (9.36)%      20.59%        28.57%        33.02%       22.83%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .................. $690,396      $818,267   $1,036,354      $860,584      $637,401     $451,762
   Ratios to average net assets:
     Net investment income ...........     1.03%3        0.99%        1.18%         1.33%         1.59%        2.05%
     Expenses after waivers
        and/or reimbursements,
        including expenses of the
        Equity 500 Index Portfolio ...     0.25%3        0.25%4       0.25%         0.25%5        0.25%        0.25%
     Expenses before waivers
        and/or reimbursements,
        including expenses of the
        Equity 500 Index Portfolio ...     0.36%3        0.38%        0.39%         0.43%         0.46%        0.47%

--------------------------------------------------------------------------------
1 Unaudited.
2 Per share amounts for the years ended December 31, 1996 through December 31, 1997 have been restated to reflect a 1:6 reverse stock split effective September 4, 1997.
3 Annualized.
4 Effective March 15, 2000, Deutsche Bank contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
5 Effective May 6, 1998, Deutsche Bank contractually agreed to limit its fees from the portfolio to the lesser of 0.05% or the amount that brings the total annual operating expenses up to 0.08% of the portfolio's average daily net assets.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Pyramid Mutual Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. Equity 500 Index Fund Investment (the 'Fund') is one of the funds offered to investors by the Trust. The Fund began operations on December 31, 1992.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the 'Portfolio'). The Portfolio is an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 2001, the Fund's investment was approximately 11% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of Securities is discussed in Notes to Financial Statements, Note 1B under Equity 500 Index Portfolio section.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
During the period, the Fund has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly-owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Fund's average daily net assets. Effective July 1, 2001, the administrator of the Fund was changed to Investment Company Capital Corp.

The advisor and administrator have contractually agreed to waive their fees and reimburse expenses of the Fund through April 30, 2002, to the extent necessary, to limit all expenses to 0.20% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and 0.25% of the average daily net assets of the Fund, including expenses of the Portfolio.

NOTE 3--CAPITAL SHARE TRANSACTIONS
At June 30, 2001, there were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:

                For the Six Months Ended            For the Year Ended
                         June 30, 2001 1             December 31, 2000
              --------------------------    --------------------------
                  Shares          Amount       Shares           Amount
               ---------      ----------    ---------       ----------
Sold           1,410,314   $ 205,255,300    2,935,715   $  519,228,080
Reinvested        13,712       1,811,935      493,108       78,545,571
Redemption
  in-kind       (290,000)    (39,100,700)          --               --
Redeemed      (1,632,187)   (236,073,141)  (3,637,074)    (651,906,283)
              ----------   -------------   ----------   --------------
Net decrease    (498,161)  $ (68,106,606)    (208,251)  $  (54,132,632)
              ==========   =============   ==========   ==============

--------------------------------------------------------------------------------
1 Unaudited.

NOTE 4--REDEMPTION IN-KIND
In order to fulfill a special redemption request, on April 12, 2001, Equity 500 Index Fund Investment made a redemption in-kind of securities and cash totaling $39,100,700. For purposes of Generally Accepted Accounting Principles these transactions are treated as sales of securities on the date of the in-kind transfer.

NOTE 5--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2001, there was one shareholder who held 17% of the outstanding shares of the Equity 500 Index Fund Investment.

--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

     SHARES      SECURITY                                                  VALUE
--------------------------------------------------------------------------------
                 INVESTMENTS IN UNAFFILIATED ISSUERS
                 COMMON STOCK--98.28%
    854,506      Abbott Laboratories .......................... $     41,024,833
    416,306      ADC Telecommunications, Inc.1 ................        2,747,620
    130,527      Adobe Systems, Inc. ..........................        6,134,769
     18,460      Adolph Coors Co.--Class B ....................          926,323
    187,953      Advanced Micro Devices, Inc.1 ................        5,428,083
    299,921      AES Corp.1 ...................................       12,911,599
     84,760      Aetna, Inc. New 1 ............................        2,192,741
    297,124      Aflac, Inc. ..................................        9,356,435
    255,514      Agilent Technologies 1 .......................        8,304,205
    126,701      Air Products and Chemicals, Inc. .............        5,796,571
     30,131      Alberto-Culver Co.--Class B ..................        1,266,707
    230,605      Albertson's, Inc. ............................        6,915,844
    178,931      Alcan Aluminum Ltd. ..........................        7,518,681
    481,246      Alcoa, Inc. ..................................       18,961,092
     59,826      Allegheny Energy, Inc. .......................        2,886,604
     43,363      Allegheny Technologies .......................          784,437
     73,232      Allergan, Inc. ...............................        6,261,336
    107,174      Allied Waste Industries, Inc.1 ...............        2,002,010
    407,419      Allstate Corp. ...............................       17,922,362
    173,419      Alltel Corp. .................................       10,623,648
    220,946      Altera Corp.1 ................................        6,407,434
     57,319      Ambac Financial Group ........................        3,335,966
     48,506      Amerada Hess Corp. ...........................        3,919,285
     74,318      Ameren Corp. .................................        3,173,379
    185,689      American Electric Power Co. ..................        8,573,261
    737,599      American Express Co. .........................       28,618,841
    280,812      American General Corp. .......................       13,043,717
     34,682      American Greetings Corp.--Class A ............          381,502
    724,620      American Home Products Corp. .................       42,346,793
  1,287,497      American International Group, Inc. ...........      110,724,742
    105,029      American Power Conversion Corp.1 .............        1,654,207
    575,966      Amgen, Inc.1 .................................       34,949,617
     88,012      AMR Corp.1 ...................................        3,179,874
    204,408      Amsouth Bancorp ..............................        3,779,504
    134,961      Anadarko Petroleum Corp. .....................        7,291,943
    199,837      Analog Devices, Inc.1 ........................        8,642,950
     43,783      Andrew Corp.1 ................................          807,796
    539,230      Anheuser Busch Cos., Inc. ....................       22,216,276
  2,467,515      AOL Time Warner Inc.1 ........................      130,778,295
    139,775      AON Corp. ....................................        4,892,125
     67,363      Apache Corp. .................................        3,418,672
    193,834      Apple Computer, Inc.1 ........................        4,506,640
    113,816      Applera Corp.--Applied Biosystems Group ......        3,044,578
    444,842      Applied Materials, Inc.1 .....................       21,841,742
    159,600      Applied Micro Circuits Corp.1 ................        2,745,120
    341,526      Archer-Daniels-Midland Co. ...................        4,439,838
     37,737      Ashland, Inc. ................................        1,513,254
  1,903,666      AT&T Corp. ...................................       41,880,652
     31,341      AutoDesk, Inc. ...............................        1,169,019
    352,693      Automatic Data Processing, Inc. ..............       17,528,842

     SHARES      SECURITY                                                  VALUE
--------------------------------------------------------------------------------
     61,322      AutoZone, Inc.1 .............................. $      2,299,575
    150,138      Avaya, Inc.1 .................................        2,056,891
     59,501      Avery Dennison Corp. .........................        3,037,526
    128,414      Avon Products, Inc. ..........................        5,943,000
    180,659      Baker Hughes, Inc. ...........................        6,052,076
     14,895      Ball Corp. ...................................          708,406
    883,188      Bank of America Corp. ........................       53,017,776
    411,932      Bank of New York Co., Inc. ...................       19,772,736
    642,684      Bank One Corp. ...............................       23,008,087
    243,052      Barrick Gold Corp. ...........................        3,682,238
     28,790      Bausch & Lomb, Inc. ..........................        1,043,350
    325,976      Baxter International, Inc. ...................       15,972,824
    214,844      BB&T Corp. ...................................        7,884,775
     59,632      Bear Stearns Cos., Inc. ......................        3,516,499
    142,287      Becton, Dickinson & Co. ......................        5,092,452
    159,321      Bed, Bath & Beyond, Inc.1 ....................        4,970,815
  1,034,832      BellSouth Corp. ..............................       41,672,685
     28,608      Bemis Co., Inc. ..............................        1,149,183
    115,526      Best Buy, Inc.1 ..............................        7,338,212
     60,042      Big Lots, Inc.1 ..............................          821,375
     82,527      Biogen, Inc.1 ................................        4,486,168
     99,172      Biomet, Inc.1 ................................        4,766,206
     44,237      Black & Decker Corp. .........................        1,745,592
    133,347      BMC Software, Inc.1 ..........................        3,005,641
    482,434      Boeing Co. ...................................       26,823,330
     30,850      Boise Cascade Corp. ..........................        1,084,994
    218,857      Boston Scientific Corp.1 .....................        3,720,569
  1,071,454      Bristol-Myers Squibb Co. .....................       56,037,044
    136,400      Broadcom Corp.--Class A 1 ....................        5,832,464
    146,956      BroadVision, Inc.1 ...........................          734,780
     27,171      Brown-Forman Corp.--Class B ..................        1,737,314
     47,077      Brunswick Corp. ..............................        1,131,260
    226,909      Burlington Northern Santa Fe Corp. ...........        6,845,845
    121,718      Burlington Resources, Inc. ...................        4,862,634
     27,445      C.R. Bard, Inc. ..............................        1,562,993
     99,375      Cabletron Systems, Inc.1 .....................        2,270,719
    160,913      Calpine Corp.1 ...............................        6,082,511
    227,105      Campbell Soup Co. ............................        5,847,954
    107,190      Capital One Financial Corp. ..................        6,431,400
    245,236      Cardinal Health, Inc. ........................       16,921,284
    317,300      Carnival Corp.--Class A ......................        9,741,110
    193,687      Caterpillar, Inc. ............................        9,694,034
    476,546      Cendant Corp.1 ...............................        9,292,647
     31,511      Centex Corp. .................................        1,284,073
     76,197      Centurytel, Inc. .............................        2,308,769
    766,038      Charles Schwab Corp. .........................       11,720,381
    113,353      Charter One Financial, Inc. ..................        3,615,961
    355,614      Chevron Corp. ................................       32,183,067
    106,791      Chiron Corp.1 ................................        5,446,341
     98,609      Chubb Corp. ..................................        7,635,295
     82,779      CIGNA Corp. ..................................        7,931,884
     87,548      Cincinnati Financial Corp. ...................        3,458,146
     86,077      Cinergy Corp. ................................        3,008,391

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

     SHARES      SECURITY                                                  VALUE
--------------------------------------------------------------------------------
     99,800      Cintas Corp. ................................. $      4,615,750
    110,811      Circuit City Stores, Inc. ....................        1,994,598
  4,021,284      Cisco Systems, Inc.1 .........................       73,187,369
  2,776,656      Citigroup ....................................      146,718,503
    151,500      Citizen Communications Co.1 ..................        1,822,545
    100,845      Citrix Systems, Inc 1 ........................        3,519,490
    321,565      Clear Channel Communications, Inc.1 ..........       20,162,125
    127,071      Clorox Co. ...................................        4,301,353
     75,085      CMS Energy ...................................        2,091,117
  1,375,931      Coca-Cola Co. ................................       61,916,895
    225,265      Coca-Cola Enterprises, Inc. ..................        3,683,083
    319,261      Colgate-Palmolive Co. ........................       18,833,206
    518,727      Comcast Corp.--Special Class A 1 .............       22,512,752
    100,573      Comerica, Inc. ...............................        5,793,005
    936,368      Compaq Computer Corp. ........................       14,504,340
    313,971      Computer Associates International, Inc. ......       11,302,956
     90,760      Computer Sciences Corp.1 .....................        3,140,296
    199,042      Compuware Corp.1 .............................        2,784,598
     93,471      Comverse Technology 1 ........................        5,385,799
    301,850      ConAgra, Inc. ................................        5,979,648
    121,690      Concord EFS, Inc.1 ...........................        6,329,097
    124,066      Conexant Systems 1 ...........................        1,110,391
    337,514      Conoco, Inc.--Class B ........................        9,754,155
    175,520      Conseco, Inc.1 ...............................        2,395,848
    114,680      Consolidated Edison, Inc. ....................        4,564,264
     81,442      Constellation Energy Group, Inc. .............        3,469,429
     83,262      Convergys Corp.1 .............................        2,518,675
     50,340      Cooper Industries, Inc. ......................        1,992,961
     38,514      Cooper Tire & Rubber Co. .....................          546,899
    495,997      Corning, Inc. ................................        8,288,110
    251,049      Costco Wholesale Corp 1 ......................       10,313,093
     60,491      Countrywide Credit Industries, Inc. ..........        2,775,327
     32,576      Crane Co. ....................................        1,009,856
    116,992      CSX Corp. ....................................        4,239,790
     22,461      Cummins Engine Co., Inc. .....................          869,241
    217,221      CVS Corp. ....................................        8,384,731
     80,400      Dana Corp. ...................................        1,876,536
     80,164      Danaher Corp. ................................        4,489,184
     65,141      Darden Restaurants, Inc. .....................        1,817,434
    135,062      Deere & Co. ..................................        5,112,097
  1,430,810      Dell Computer Corp.1 .........................       37,415,681
    304,660      Delphi Automotive Systems ....................        4,853,234
     71,935      Delta Air Lines, Inc. ........................        3,170,895
     39,410      Deluxe Corp. .................................        1,138,949
     72,839      Devon Energy Corp. ...........................        3,824,047
     50,137      Dillard Department Stores, Inc.--
                   Class A ....................................          765,592
    185,032      Dollar General Corp. .........................        3,608,124
    138,015      Dominion Resources, Inc. .....................        8,298,842
    115,067      Dover Corp. ..................................        4,332,273
    495,125      Dow Chemical Co. .............................       16,462,906

     SHARES      SECURITY                                                  VALUE
--------------------------------------------------------------------------------
     47,499      Dow Jones & Co., Inc. ........................ $      2,836,165
     84,448      DTE Energy Co. ...............................        3,921,765
    576,163      Du Pont (E.I.) de Nemours & Co. ..............       27,794,103
    414,142      Duke Power Co. ...............................       16,155,679
    183,986      Dynegy, Inc. .................................        8,555,349
     41,383      Eastman Chemical Co. .........................        1,971,072
    161,789      Eastman Kodak Co. ............................        7,552,311
     37,801      Eaton Corp. ..................................        2,649,850
     68,464      Ecolab, Inc. .................................        2,804,970
    176,515      Edison International, Inc. ...................        1,968,142
    268,654      El Paso Corp. ................................       14,115,081
    259,854      Electronic Data Systems Corp. ................       16,240,875
    623,150      Eli Lilly & Co. ..............................       46,113,100
  1,210,152      EMC Corp.1 ...................................       35,154,916
    244,222      Emerson Electric Co. .........................       14,775,431
     68,861      Engelhard Corp. ..............................        1,775,925
    414,571      Enron Corp. ..................................       20,313,979
    120,440      Entergy Corp. ................................        4,623,692
     67,148      EOG Resources, Inc. ..........................        2,387,111
     73,952      Equifax, Inc. ................................        2,712,559
    180,905      Exelon Corp. .................................       11,599,629
  1,901,215      Exxon Mobil Corp. ............................      166,071,130
    553,733      Fannie Mae ...................................       47,150,365
    109,042      Federated Department Stores, Inc.1 ...........        4,634,285
    171,234      FedEx Corp.1 .................................        6,883,607
    316,329      Fifth Third Bancorp ..........................       18,995,556
    219,591      First Data Corp. .............................       14,108,722
    545,715      First Union Corp. ............................       19,067,282
    121,999      FirstEnergy Corp. ............................        3,923,488
     70,201      Fiserv, Inc.1 ................................        4,491,460
    601,000      Fleet Boston Financial Corp. .................       23,709,450
     40,790      Fluor Corp. New ..............................        1,841,668
     16,450      FMC Corp.1 ...................................        1,127,812
  1,025,002      Ford Motor Co. ...............................       25,163,799
     94,932      Forest Laboratories, Inc.1 ...................        6,740,172
     83,470      Fortune Brands, Inc. .........................        3,201,909
     95,633      FPL Group, Inc. ..............................        5,758,063
    139,554      Franklin Resources, Inc. .....................        6,387,387
    382,608      Freddie Mac ..................................       26,782,560
     80,023      Freeport-McMoRan Copper & Gold,
                    Inc.--Class B 1 ...........................          884,254
    147,723      Gannett Co., Inc. ............................        9,734,946
    475,598      Gap, Inc. ....................................       13,792,342
    174,357      Gateway Inc.1 ................................        2,868,173
    107,444      General Dynamics Corp. .......................        8,360,218
  5,475,015      General Electric Co. .........................      266,906,981
    159,332      General Mills, Inc. ..........................        6,975,555
    297,077      General Motors Corp. .........................       19,116,905
     94,894      Genuine Parts Co. ............................        2,989,161
    121,853      Georgia-Pacific Corp. ........................        4,124,724
    588,277      Gillette Co. .................................       17,054,150
    482,423      Global Crossing Ltd.1 ........................        4,168,135
     90,227      Golden West Financial Corp. ..................        5,796,182

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

     SHARES      SECURITY                                                  VALUE
--------------------------------------------------------------------------------
     56,287      Goodrich (B.F.) Co. .......................... $      2,137,780
     87,910      Goodyear Tire & Rubber Co. ...................        2,461,480
     75,712      GPU, Inc. ....................................        2,661,277
     26,975      Great Lakes Chemical Corp. ...................          832,179
    165,985      Guidant Corp.1 ...............................        5,975,460
     52,492      H & R Block, Inc. ............................        3,388,359
    194,580      H.J. Heinz Co. ...............................        7,956,376
    249,152      Halliburton Co. ..............................        8,869,811
     39,746      Harcourt General, Inc. .......................        2,312,820
    173,566      Harley-Davidson, Inc. ........................        8,171,487
     65,180      Harrah's Entertainment, Inc.1 ................        2,300,854
    132,847      Hartford Financial Services
                   Group, Inc. ................................        9,086,735
     92,924      Hasbro, Inc. .................................        1,342,752
    308,476      HCA Healthcare Co ............................       13,940,030
    208,269      HEALTHSOUTH Corp.1 ...........................        3,326,056
     57,903      Hercules, Inc.1 ..............................          654,304
     73,397      Hershey Foods Corp. ..........................        4,529,329
  1,069,250      Hewlett-Packard Co. ..........................       30,580,550
    205,666      Hilton Hotels Corp. ..........................        2,385,726
  1,279,896      Home Depot, Inc. .............................       59,579,159
    141,875      Homestake Mining Co. .........................        1,099,531
    442,954      Honeywell International, Inc. ................       15,498,960
    262,085      Household International, Inc. ................       17,481,069
     91,216      Humana, Inc.1 ................................          898,478
    137,674      Huntington Bancshares, Inc. ..................        2,250,970
    169,572      Illinois Tool Works, Inc. ....................       10,733,908
    165,449      IMS Health, Inc. .............................        4,715,296
     97,957      Inco, Ltd.1 ..................................        1,690,738
     87,565      Ingersoll-Rand Co. ...........................        3,607,678
  3,718,551      Intel Corp. ..................................      108,767,617
    958,169      International Business
                   Machines Corp. .............................      108,273,097
     52,747      International Flavors &
                   Fragrances, Inc. ...........................        1,325,532
    260,084      International Paper Co. ......................        9,284,999
    204,586      Interpublic Group of Cos., Inc. ..............        6,004,599
    112,030      Intuit, Inc.1 ................................        4,480,080
     46,287      ITT Industries ...............................        2,048,200
    150,926      J.C. Penney Co., Inc. ........................        3,978,409
    102,600      Jabil Circuit, Inc.1 .........................        3,166,236
    729,082      JDS Uniphase Corp.1 ..........................        9,295,795
     88,726      Jefferson-Pilot Corp. ........................        4,287,240
    162,837      John Hancock Financial
                   Services, Inc. .............................        6,555,818
  1,668,775      Johnson & Johnson ............................       83,438,725
     46,785      Johnson Controls, Inc. .......................        3,390,509
  1,095,721      JP Morgan Chase & Co. ........................       48,869,157
     23,349      KB HOME ......................................          704,439
    218,836      Kellogg Co. ..................................        6,346,244
     53,701      Kerr-McGee Corp. .............................        3,558,765
    231,020      KeyCorp ......................................        6,018,071
     72,565      Keyspan Corp. ................................        2,647,171

     SHARES      SECURITY                                                  VALUE
--------------------------------------------------------------------------------
    297,694      Kimberly Clark Corp. .........................  $    16,641,095
     61,683      Kinder Morgan, Inc. ..........................        3,099,571
     91,600      King Pharmaceuticals, Inc.1 ..................        4,923,500
    100,346      KLA/Tencor Corp.1 ............................        5,867,231
    261,603      Kmart Corp.1 .................................        3,000,586
     39,760      Knight-Ridder, Inc. ..........................        2,357,768
    179,018      Kohls Corp.1 .................................       11,229,799
    444,436      Kroger Co.1 ..................................       11,110,900
    106,804      Leggett & Platt, Inc. ........................        2,352,892
    134,393      Lehman Brothers, Inc. ........................       10,449,056
     71,164      Lexmark International Group, Inc.--
                   Class A 1 ..................................        4,785,779
    229,564      Limited, Inc. ................................        3,792,397
    108,485      Lincoln National Corp. .......................        5,614,099
    175,985      Linear Technology Corp. ......................        7,782,057
     28,394      Liz Claiborne, Inc. ..........................        1,432,477
    240,841      Lockheed Martin Corp. ........................        8,923,159
    107,236      Loews Corp. ..................................        6,909,215
     57,282      Louisiana-Pacific Corp. ......................          671,918
    206,566      Lowe's Cos., Inc. ............................       14,986,363
    194,300      LSI Logic Corp.1 .............................        3,652,840
  1,892,560      Lucent Technologies, Inc. ....................       11,733,872
     55,232      Manor Care, Inc.1 ............................        1,753,616
    136,201      Marriott International .......................        6,447,755
    153,215      Marsh and McLennan Cos., Inc. ................       15,474,715
    246,479      Masco Corp. ..................................        6,152,116
    230,203      Mattel, Inc. .................................        4,355,441
    174,589      Maxim Integrated Products, Inc.1 .............        7,718,580
    168,691      May Department Stores Co. ....................        5,779,354
     41,834      Maytag Corp. .................................        1,224,063
     80,278      MBIA, Inc. ...................................        4,469,879
    474,103      MBNA Corp. ...................................       15,621,694
     32,869      McDermott International, Inc.1 ...............          382,924
    729,288      McDonald's Corp. .............................       19,734,533
    109,878      McGraw-Hill, Inc. ............................        7,268,430
    158,876      McKesson HBOC, Inc. ..........................        5,897,477
     54,940      Mead Corp. ...................................        1,491,072
    118,355      Medimmune Inc.1 ..............................        5,586,356
    664,023      Medtronic, Inc. ..............................       30,551,698
    272,914      Mellon Financial Corp. .......................       12,554,044
  1,263,617      Merck & Co., Inc. ............................       80,757,762
     44,148      Mercury Interactive Corp.1 ...................        2,644,465
     26,944      Meredith Corp. ...............................          964,865
    462,920      Merrill Lynch & Co., Inc. ....................       27,428,010
    412,270      MetLife, Inc. ................................       12,772,125
     57,970      MGIC Investment Corp. ........................        4,210,941
    328,981      Micron Technology, Inc.1 .....................       13,521,119
  2,966,666      Microsoft Corp.1 .............................      216,566,618
     24,992      Millipore Corp. ..............................        1,549,004
    216,106      Minnesota Mining &
                 Manufacturing Co. ............................       24,657,695
    195,633      Mirant Corp.1 ................................        6,729,775
    111,334      Molex, Inc. ..................................        4,067,031

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

     SHARES      SECURITY                                                  VALUE
--------------------------------------------------------------------------------
     87,609      Moody's Corp. ................................ $      2,934,901
    617,415      Morgan Stanley Dean Witter
                  Discover & Co. ..............................       39,656,565
  1,214,690      Motorola, Inc. ...............................       20,115,266
     79,952      Nabors Industries, Inc.1 .....................        2,974,214
    329,328      National City Corp. ..........................       10,136,716
     96,525      National Semiconductor Corp.1 ................        2,810,808
     22,056      National Service Industries, Inc. ............          497,804
     31,704      Navistar International Corp.1 ................          891,834
     52,567      NCR Corp.1 ...................................        2,470,649
    170,490      Network Appliance, Inc.1 .....................        2,335,713
     88,180      New York Times Co.--Class A ..................        3,703,560
    143,804      Newell Rubbermaid, Inc. ......................        3,609,480
     91,528      Newmont Mining Corp. .........................        1,703,336
    422,755      Nextel Communications, Inc.--
                  Class A 1 ...................................        7,398,212
     87,199      Niagara Mohawk Power Corp.1 ..................        1,542,550
     24,665      NICOR, Inc. ..................................          961,442
    148,970      Nike, Inc. ...................................        6,255,250
    109,912      NiSource, Inc. ...............................        3,003,895
     73,100      Noble Drilling Corp.1 ........................        2,394,025
     69,436      Nordstrom, Inc. ..............................        1,288,038
    206,823      Norfolk Southern Corp. .......................        4,281,236
  1,767,069      Nortel Networks Corp. ........................       16,062,657
    124,840      Northern Trust Corp. .........................        7,802,500
     42,893      Northrop Grumman Corp. .......................        3,435,729
    178,856      Novell, Inc.1 ................................        1,017,691
     78,700      Novellus Systems, Inc.1 ......................        4,469,373
     42,003      Nucor Corp. ..................................        2,053,527
    207,756      Occidental Petroleum Corp. ...................        5,524,232
    160,751      Office Depot, Inc.1 ..........................        1,668,595
     95,532      Omnicom Group, Inc. ..........................        8,215,752
     31,408      Oneok, Inc. ..................................          618,738
  3,094,365      Oracle Corp.1 ................................       58,792,935
     42,791      Paccar, Inc. .................................        2,200,313
     86,629      Pactiv Corp.1 ................................        1,160,829
     67,929      Pall Corp. ...................................        1,598,369
    305,194      Palm, Inc.1 ..................................        1,852,528
    148,281      Parametric Technology Corp.1 .................        2,074,451
     60,106      Parker-Hannifin Corp. ........................        2,550,899
    208,495      Paychex, Inc. ................................        8,339,800
     19,018      People's Energy Corp. ........................          764,524
    161,111      Peoplesoft, Inc.1 ............................        7,931,495
     80,632      Pepsi-Cola Bottling Group, Inc. ..............        3,233,343
    799,758      PepsiCo, Inc. ................................       35,349,304
     53,868      Perkin Elmer, Inc. ...........................        1,482,986
  3,485,481      Pfizer, Inc. .................................      139,593,514
    209,563      PG&E Corp. ...................................        2,347,106
    712,216      Pharmacia Corp. ..............................       32,726,325
     42,489      Phelps Dodge Corp. ...........................        1,763,293
  1,211,855      Philip Morris Cos ............................       61,501,641
    142,815      Phillips Petroleum Co. .......................        8,140,455
     46,042      Pinnacle West Capital Corp. ..................        2,182,391

     SHARES      SECURITY                                                  VALUE
--------------------------------------------------------------------------------
    140,659      Pitney Bowes, Inc. ........................... $      5,924,557
    176,608      Placer Dome, Inc. ............................        1,730,758
    162,149      PNC Bank Corp. ...............................       10,667,783
     15,616      Potlatch Corp. ...............................          537,347
     42,314      Power-One, Inc.1 .............................          704,105
     93,099      PPG Industries, Inc. .........................        4,894,214
     78,380      PPL Corp. ....................................        4,310,900
     85,481      Praxair, Inc. ................................        4,017,607
    720,868      Procter & Gamble Co. .........................       45,991,378
    111,123      Progress Energy, Inc. ........................        4,991,645
     39,965      Progressive Corporation of Ohio ..............        5,402,868
    160,258      Providian Financial Corp. ....................        9,487,274
    128,402      Public Service Enterprise Group ..............        6,278,858
     21,199      Pulte Corp. ..................................          903,713
     49,434      QLogic Corp.1 ................................        3,186,021
     74,014      Quaker Oats Co. ..............................        6,753,778
    418,154      Qualcomm, Inc.1 ..............................       24,453,646
     62,136      Quintiles Transnational Corp.1 ...............        1,568,934
    916,545      Qwest Communications
                   International, Inc. ........................       29,210,289
     66,477      R.R. Donnelley & Sons Co. ....................        1,974,367
    100,136      Radioshack Corp. .............................        3,054,148
    165,489      Ralston Purina Group .........................        4,967,980
    191,934      Raytheon Company .............................        5,095,848
     31,636      Reebok International Ltd.1 ...................        1,010,770
    120,618      Regions Financial Corp. ......................        3,859,776
    168,878      Reliant Energy ...............................        5,439,560
     95,897      Robert Half International, Inc.1 .............        2,386,876
     98,928      Rockwell International Corp. .................        3,771,135
    118,524      Rohm & Haas Co. ..............................        3,899,440
     59,773      Rowan Cos., Inc.1 ............................        1,320,983
  1,181,002      Royal Dutch Petroleum Co. ....................       68,816,987
     32,246      Ryder Systems, Inc. ..........................          632,022
     75,688      Sabre Group Holdings, Inc.1 ..................        3,784,400
     69,448      Safeco Corp. .................................        2,048,716
    279,380      Safeway, Inc.1 ...............................       13,410,240
    174,170      Sanmina Corp.1 ...............................        4,077,320
     66,216      Sapient Corp.1 ...............................          645,606
    433,887      Sara Lee Corp. ...............................        8,217,820
  1,856,452      SBC Communications, Inc. .....................       74,369,467
    808,711      Schering-Plough Corp. ........................       29,307,687
    319,799      Schlumberger Ltd. ............................       16,837,417
     86,913      Scientific-Atlanta, Inc. .....................        3,528,668
     45,107      Sealed Air Corp.1 ............................        1,680,236
    180,498      Sears, Roebuck & Co. .........................        7,636,870
    110,888      Sempra Energy ................................        3,031,678
     86,618      Sherwin-Williams Co. .........................        1,922,920
    252,736      Siebel Systems, Inc.1 ........................       11,853,318
     42,853      Sigma Aldrich Corp. ..........................        1,654,983
     32,403      Snap-On Tools Corp. ..........................          782,856
    362,094      Solectron Corp.1 .............................        6,626,320
    364,895      Southern Co. .................................        8,483,809
    193,462      Southtrust Corp ..............................        5,030,012

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

     SHARES      SECURITY                                                  VALUE
--------------------------------------------------------------------------------
    409,659      Southwest Airlines Co. .......................  $     7,574,595
    491,505      Sprint Corp. .................................       10,498,547
    516,312      Sprint PCS 1 .................................       12,468,935
     45,934      St. Jude Medical, Inc.1 ......................        2,756,040
    118,299      St. Paul Cos., Inc. ..........................        5,996,576
     47,508      Stanley Works ................................        1,989,635
    253,240      Staples, Inc.1 ...............................        4,049,308
    202,234      Starbucks Corp.1 .............................        4,651,382
    111,331      Starwood Hotels & Resorts
                  Worldwide, Inc. .............................        4,150,420
    174,764      State Street Corp. ...........................        8,649,070
    119,908      Stilwell Financial, Inc. .....................        4,024,112
    108,399      Stryker Corp. ................................        5,945,685
  1,803,574      Sun Microsystems, Inc.1 ......................       28,352,183
     46,287      Sunoco, Inc. .................................        1,695,493
    166,082      SunTrust Banks, Inc. .........................       10,758,792
     71,279      SuperValu, Inc. ..............................        1,250,946
    118,517      Symbol Technologies, Inc. ....................        2,631,077
    154,547      Synovus Financial Corp. ......................        4,849,685
    377,019      Sysco Corp. ..................................       10,236,066
     67,897      T. Rowe Price Group Inc. .....................        2,538,669
    498,535      Target Corp. .................................       17,249,311
     51,070      Tektronix, Inc.1 .............................        1,386,551
    221,417      Tellabs, Inc.1 ...............................        4,291,061
     26,821      Temple Inland, Inc. ..........................        1,429,291
    180,026      Tenet Healthcare Corp.1 ......................        9,287,541
     94,141      Teradyne, Inc.1 ..............................        3,116,067
    312,908      Texaco, Inc. .................................       20,839,673
    956,273      Texas Instruments, Inc. ......................       30,122,600
     81,989      Textron, Inc. ................................        4,512,675
     97,188      Thermo Electron Corp.1 .......................        2,140,080
     31,321      Thomas & Betts Corp. .........................          691,254
     78,647      Tiffany & Co. ................................        2,848,594
     34,079      Timken Co. ...................................          577,298
    151,666      TJX Cos., Inc. ...............................        4,833,595
     51,854      TMP Worldwide, Inc.1 .........................        3,065,090
     68,046      Torchmark Corp. ..............................        2,736,130
     78,663      Tosco Corp. ..................................        3,465,105
    110,029      Toys 'R' Us, Inc.1 ...........................        2,723,218
    174,951      Transocean Sedco .............................        7,216,729
    166,904      Tribune Co. ..................................        6,677,829
     79,267      Tricon Global Restaurants, Inc.1 .............        3,479,821
     68,051      TRW, Inc. ....................................        2,790,091
     31,114      Tupperware Corp. .............................          729,001
    150,664      TXU Corp. ....................................        7,260,498
  1,065,720      Tyco International Ltd. ......................       58,081,740
  1,071,117      US Bancorp ...................................       24,410,756
    308,188      Unilever NV ..................................       18,358,759

     SHARES      SECURITY                                                  VALUE
--------------------------------------------------------------------------------
    133,574      Union Pacific Corp. ..........................  $     7,334,548
     73,627      Union Planters Corp. .........................        3,210,137
    170,514      Unisys Corp.1 ................................        2,508,261
    260,066      United Technologies Corp. ....................       19,052,435
    171,964      UnitedHealth Group, Inc. .....................       10,618,777
    111,300      Univision Communications, Inc.1 ..............        4,761,414
    132,421      Unocal Corp. .................................        4,522,177
    129,849      Unumprovident Corp. ..........................        4,170,750
     36,493      US Airways Group, Inc.1 ......................          886,780
     92,454      USA Education, Inc. ..........................        6,749,142
     88,590      UST, Inc. ....................................        2,556,707
     47,892      USX--US Steel Group ..........................          965,024
    169,009      USX Marathon Group ...........................        4,987,456
     61,815      V.F. Corp. ...................................        2,248,830
    221,057      Veritas Software Corp.1 ......................       14,706,922
  1,493,444      Verizon Communications, Inc. .................       79,899,254
    990,716      Viacom, Inc.--Class B 1 ......................       51,269,553
     71,322      Visteon Corp .................................        1,310,898
    107,269      Vitesse Semiconductor Corp.1 .................        2,256,940
     54,434      Vulcan Materials Co. .........................        2,925,828
     56,604      W.W. Grainger, Inc. ..........................        2,329,821
    118,064      Wachovia Corp. ...............................        8,400,254
  2,469,677      Wal-Mart Stores, Inc. ........................      120,520,238
    562,066      Walgreen Co. .................................       19,194,554
  1,148,847      Walt Disney Co. ..............................       33,190,190
    484,456      Washington Mutual, Inc. ......................       18,191,323
    340,758      Waste Management, Inc. .......................       10,502,162
     55,789      Watson Pharmaceuticals 1 .....................        3,438,834
     36,192      Wellpoint Health Networks, Inc.1 .............        3,410,734
    943,356      Wells Fargo Co. ..............................       43,800,019
     61,928      Wendy's International, Inc. ..................        1,581,641
     54,998      Westvaco Corp. ...............................        1,335,901
    124,107      Weyerhaeuser Co. .............................        6,822,162
     42,367      Whirlpool Corp. ..............................        2,647,938
     64,995      Willamette Industries, Inc. ..................        3,217,253
    269,977      Williams Cos., Inc. ..........................        8,895,742
     75,785      Winn Dixie Stores, Inc. ......................        1,980,262
    121,700      Wm. Wrigley, Jr. Co. .........................        5,701,645
  1,593,838      WorldCom, Inc.1 ..............................       22,632,500
     46,329      Worthington Industries, Inc. .................          630,074
    184,076      Xcel Energy, Inc. ............................        5,236,962
    359,878      Xerox Corp. ..................................        3,444,032
    183,494      Xilinx, Inc.1 ................................        7,567,293
    304,098      Yahoo!, Inc.1 ................................        6,078,919
     50,500      Zions Bancorporation .........................        2,979,500
                                                                  --------------
TOTAL COMMON STOCK
   (Cost $5,473,023,066) ......................................   $6,086,087,925
                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

  PRINCIPAL
    AMOUNT/
     SHARES   SECURITY                                                     VALUE
--------------------------------------------------------------------------------
              SHORT TERM INSTRUMENTS--0.10%
 $  790,000   US Treasury Bill,2 3.47%, 9/13/01 .................$      784,345
  5,740,000   US Treasury Bill,2 3.51%, 9/13/01 .................     5,698,913
                                                                 --------------
TOTAL SHORT TERM INSTRUMENTS
   (Cost $6,484,990) ............................................     6,483,258
                                                                 --------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $5,479,508,056) ........................................ 6,092,571,183
                                                                 --------------
              INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANIES
              SHORT TERM INSTRUMENTS--1.61%
 99,929,307   Cash Management Fund
               Institutional ....................................    99,929,307
                                                                 --------------
TOTAL INVESTMENTS IN AFFILIATED
   INVESTMENT COMPANIES
   (Cost $99,929,307) ...........................................    99,929,307
                                                                 --------------
TOTAL INVESTMENTS
   (Cost $5,579,437,363) ..............................  99.99%  $6,192,500,490

OTHER ASSETS IN EXCESS
   OF LIABILITIES .....................................   0.01          363,203
                                                        ------   --------------
NET ASSETS ............................................ 100.00%  $6,192,863,693
                                                        ======   ==============

--------------------------------------------------------------------------------
1 Non-income producing security for the six months ended June 30, 2001.
2 Held as collateral for futures contracts.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                                 JUNE 30, 2001
ASSETS
   Investments in unaffiliated issuers, at value (cost $5,479,508,056) .......  $6,092,571,183
   Investments in affiliated investment companies, at value (cost $99,929,307)      99,929,307
                                                                                --------------
Total investments, at value ..................................................   6,192,500,490
   Dividend and interest receivable ..........................................       4,889,300
   Variation margin receivable for futures contracts .........................         402,153
   Receivable for shares of beneficial interest subscribed ...................         983,517
   Receivable for securities sold ............................................         452,744
   Prepaid expenses and other ................................................             260
                                                                                --------------
Total assets .................................................................   6,199,228,464
                                                                                --------------
LIABILITIES
   Due to advisor ............................................................         265,601
   Payable for securities purchased ..........................................       6,044,571
   Payable for shares of beneficial interest redeemed ........................           7,737
   Accrued expenses and other ................................................          46,862
                                                                                --------------
Total liabilities ............................................................       6,364,771
                                                                                --------------
NET ASSETS ...................................................................  $6,192,863,693
                                                                                ==============
COMPOSITION OF NET ASSETS
   Paid-in capital ...........................................................  $5,581,271,908
   Net unrealized appreciation on investments and futures contracts ..........     611,591,785
                                                                                --------------
NET ASSETS ...................................................................  $6,192,863,693
                                                                                ==============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                         FOR THE SIX MONTHS ENDED
                                                                                    JUNE 30, 2001
INVESTMENT INCOME
   Dividends from unaffiliated issuers (net of foreign taxes withheld of $236,248)  $  38,033,061
   Dividends from affiliated investment companies ................................      2,448,909
   Interest ......................................................................        224,839
                                                                                    -------------
Total investment income ..........................................................     40,706,809
                                                                                    -------------
EXPENSES
   Advisory fees .................................................................      1,554,131
   Professional fees .............................................................         30,594
   Trustees fees .................................................................          4,293
   Miscellaneous .................................................................         16,037
                                                                                    -------------
Net expenses .....................................................................      1,605,055
                                                                                    -------------
NET INVESTMENT INCOME ............................................................     39,101,754
                                                                                    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain from investment transactions ................................    230,284,097
   Net realized loss from futures transactions ...................................     (1,988,827)
   Net change in unrealized appreciation/depreciation on investments and
     futures contracts ...........................................................   (677,980,833)
                                                                                    -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ............   (449,685,563)
                                                                                    -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................................  $(410,583,809)
                                                                                    =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                           FOR THE SIX              FOR THE
                                                          MONTHS ENDED           YEAR ENDED
                                                       JUNE 30, 2001 1    DECEMBER 31, 2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ............................  $    39,101,754      $    88,784,453
   Net realized gain from investment and
      futures transactions ..........................      228,295,270        1,092,025,319
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts ..........     (677,980,833)      (1,858,819,425)
                                                       ---------------      ---------------
Net decrease in net assets from operations ..........     (410,583,809)        (678,009,653)
                                                       ---------------      ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested ...................    1,161,091,842        4,604,825,079
   Value of capital withdrawn .......................   (1,646,395,488)      (5,003,161,160)
                                                       ---------------      ---------------
Net decrease in net assets from capital
   transactions in shares of beneficial interest ....     (485,303,646)        (398,336,081)
                                                       ---------------      ---------------
TOTAL DECREASE IN NET ASSETS ........................     (895,887,455)      (1,076,345,734)
NET ASSETS
   Beginning of period ..............................    7,088,751,148        8,165,096,882
                                                       ---------------      ---------------
   End of period ....................................  $ 6,192,863,693      $ 7,088,751,148
                                                       ===============      ===============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                    FOR THE SIX
                                   MONTHS ENDED
                                       JUNE 30,                                     FOR THE YEARS ENDED DECEMBER 31,
                                         2001 1          2000         1999          1998          1997          1996
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .................$6,192,864    $7,088,751   $8,165,097    $5,200,504    $2,803,086   $1,925,224
   Ratios toaverage net assets:
     Net investment income ..........      1.23%2        1.18%        1.35%         1.50%         1.76%        2.20%
     Expenses after waivers
        and/or reimbursements .......      0.05%2        0.06%3        0.08%        0.08%4        0.08%        0.10%
     Expenses before waiver
        and/or reimbursements .......      0.05%2        0.06%         0.08%        0.10%         0.15%        0.15%
   Portfolio turnover rate ..........         5%           28%          13%            4%           19%          15%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.
3 Effective March 15, 2000, Deutsche Bank contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
4 Effective May 6, 1998, Deutsche Bank contractually agreed to limit its fees from the portfolio to the lesser of 0.05% or the amount that brings the total annual operating expenses up to 0.08% of the portfolio's average daily net assets.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Equity 500 Index Portfolio (the 'Portfolio'), is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and began operations on December 31, 1992.

B. VALUATION OF SECURITIES
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Portfolio assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio until the contracts are closed. The Portfolio's investment in financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision in the financial statements is required.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Effective April 30, 2001, the Portfolio has entered into an Advisory Agreement with Deutsche Asset Management, Inc. (DeAM, Inc.). Under this agreement, the Portfolio pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio under the same fee structure.

During the period, the Portfolio had entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided at no additional fee. Effective July 1, 2001, the administrator was changed to Investment Company Capital Corp.

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                                       23

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Portfolio may invest in Cash Management Fund Institutional ('Cash Management'), an open-end management investment company. Effective May 1, 2001, Cash Management is being managed by DeAM, Inc. Prior to May 1, 2001, Cash Management was managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by DeAM, Inc.

NOTE 3--LINE OF CREDIT AGREEMENT
The Portfolio is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2001.

NOTE 4--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2001, were $350,643,358 and $712,922,698, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2001 was $5,579,437,363. The aggregate gross unrealized appreciation for all investments of June 30, 2001, was $1,316,606,161 and the aggregate gross unrealized depreciation for all investments was $703,543,034.

NOTE 5--FUTURES CONTRACTS
A summary of obligations under these financial instruments at June 30, 2001 is as follows:

Type of                                                              Unrealized
Future        Expiration    Contracts    Position   Market Value   Depreciation
-------       ----------    ---------    --------   ------------   ------------
S&P 500 Index      Sept.
  Futures           2001          327        Long   $100,691,475    $(1,471,342)

At June 30, 2001, the Portfolio segregated securities with a value of approximately $6,483,258 to cover margin requirements on open futures contracts.

--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                            DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                            PO BOX 219210
                            KANSAS CITY, MO 64121-9210
or call toll-free:          1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Equity 500 Index Fund Investment                               CUSIP #055847107
                                                               1662SA (8/01)

Distributed by:
ICC Distributors, Inc.